Unearned Premiums (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Unearned Premiums [Abstract]
Opening balance, Gross	$ 168,254,688	$ 156,694,025	$ 133,670,895
Opening balance, Reinsurers' share	(32,566,847)	(41,126,963)	(32,138,490)
Opening balance, Net	135,687,841	115,567,062	101,532,405
Premiums written, Gross	349,291,905	301,618,486	275,102,191
Premiums written, Reinsurers' share	(97,139,370)	(98,188,088)	(114,334,750)
Premiums written, Net	252,152,535	203,430,398	160,767,441
Premiums earned, Gross	(311,332,564)	(290,057,823)	(252,079,061)
Premiums earned, Reinsurers' share	95,789,668	106,748,204	105,346,277
Premiums earned, Net	215,542,896	183,309,619	146,732,784
Ending balance, Gross	206,214,029	168,254,688	156,694,025
Ending balance, Reinsurers' share	(33,916,549)	(32,566,847)	(41,126,963)
Ending balance, Net	$ 172,297,480	$ 135,687,841	$ 115,567,062